PRUDENTIAL INVESTMENT PORTFOLIOS 3
Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102-4077

September 27, 2010

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Re: Prudential Investment Portfolios 3:
Post-Effective Amendment No. 22 to the Registration Statement
under the Securities Act of 1933 (No. 2-89725) and
Amendment No. 23 to the Registration Statement under
the Investment Company Act of 1940 (No. 811-3981)

Dear Sir or Madam:

On behalf of the Prudential Investment Portfolios 3 (the “RIC”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 22 to the Registration Statement under the 1933 Act and Amendment No. 23 to the Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act solely for the purpose of adding a new, fourth series to the RIC.  The new series is Prudential Real Assets Fund (the “Fund”). The Amendment is not intended to amend the RIC’s current prospectus (“Current Prospectus”) or current statement of additional information (“Current SAI”), each dated April 23, 2010, which pertain to the RIC’s three other series, which are named Prudential Jennison Market Neutral Fund, Prudential Jennison Select Growth Fund and Prudential Strategic Value Fund.

The RIC intends to file a subsequent post-effective amendment on or before December 21, 2010 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.  We expect to amend the Current Prospectus and Current SAI in April 2011 and the amendment to the Current Prospectus and SAI will include the Amendment relating to the Fund, as well as general, non-material updating and financial information relating to Prudential Jennison Market Neutral Fund, Prudential Jennison Select Growth Fund and Prudential Strategic Value Fund.

 The Fund’s investment objective is to seek long-term real return. Real return is the rate of return after adjusting for inflation.  The Fund seeks to achieve its investment objective by investing primarily in real return assets that have historically performed well in periods of high inflation.  The Fund intends to invest in real return assets through its investments in the following asset classes: commodities; domestic and international real estate; utilities/infrastructure; natural resources; inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities consisting principally of U.S. Treasury Inflation-Protected Securities, referred to herein collectively as “TIPS”; and gold/defensive. The Fund will gain exposure to these asset classes by investing in varying combinations of: (i) other pooled investment vehicles, including other Prudential mutual funds (the “Underlying Prudential Funds”) and exchange-traded funds; (ii) the Prudential Real Assets Subsidiary, Ltd., a wholly-owned Cayman subsidiary (“Cayman Subsidiary”) that will invest in futures on commodities and other commodity-related instruments that would generate non-qualifying income under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), if owned directly by the Fund; (iii) securities such as equity and equity-related securities, preferred stocks, notes and bonds; and (iv) certain financial and derivative instruments.  The Fund is a non-diversified series of the RIC.

To assist you with the review of the Amendment, we note that much of the non-investment related information set forth in certain sections of the Preliminary Prospectus and the Preliminary Statement of Additional Information of the Fund is substantially similar to the information set forth in certain comparable sections of the Current Prospectus and the Current SAI.  Additionally, we note that the staff recently reviewed the following registration statements, which are collectively referred to herein as the “Prior Registration Statements”:

• post-effective amendment No. 20 to the registration statement of the RIC, which went effective on April 23, 2010 (the “Prior RIC Registration Statement”); and
• post-effective amendment No. 33 to the registration statement of Prudential Muni High Income Fund, which went effective on June 30, 2010.

The following sections of Fund’s prospectus contained in the Amendment includes disclosure that is substantially similar the disclosure contained in the Prior Registration Statements (as noted, except with respect to references to the Prudential Real Assets Subsidiary Ltd.):

• “Summary Section – Fees and Expenses, Example, The Fund’s Past Performance, Buying and Selling Fund Shares, Tax Information and Financial Intermediary Compensation” are substantially similar to the Prior RIC Registration Statement (except with respect to fund specific fee information or other calculations);
•  “Other Investments and Strategies” and “Investment Risks” are substantially similar to the Prior Registration Statements except with respect to commodity and commodity linked investment disclosures);
• “How the Fund is Managed” is substantially similar to the Prior Registration Statements except with respect to the name of the portfolio managers and references to the Prudential Real Assets Subsidiary Ltd.;
• “Distributor,” “Disclosure of Portfolio Holdings,” “Distributions,” “Tax Issues,” “If You Sell Or Exchange Your Shares” and “How to Buy, Sell or Exchange Shares of the Fund” are substantially similar to the Prior Registration Statements; and
• “Financial Highlights” are substantially similar to the “Prior RIC Filing” as they relate to a new fund.

The Fund’s statement of additional information contained in the Amendment includes disclosure that is either substantially similar or identical to the disclosure contained in Prior Registration Statements except as such disclosure relates directly to the Fund’s investments in the Prudential Real Assets Subsidiary Ltd., the Fund’s concentration policy and the Fund’s utilization of commodities and commodity linked investments.

The Amendment contains all applicable Staff comments to the Prior Registration Statements noted above.  Since the Amendment is substantially similar to the Prior Registration Statements of mutual funds in the same fund complex that were recently reviewed by the Staff and declared effective by the Staff, we request that the Amendment receives  “limited review” as deemed necessary by the Staff.

The Amendment will go effective on December 21, 2010 and we would appreciate receiving the Staff’s comments, if any, on or about December 1, 2010.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-802-5032.  Thank you for your assistance in this matter.

       Very truly yours,

       /s/ Claudia DiGiacomo
       Claudia DiGiacomo
       Assistant Secretary